Statements of Changes in Partners' Capital - USD ($)	Total	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	Limited Partners [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	General Partner [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Partners' Capital, balance at Dec. 31, 2012	$ 23,313,185	$ 195,974,081	$ 74,059,472	$ 172,882,390	$ 23,041,527	$ 193,760,270	$ 73,232,715	$ 170,851,495	$ 271,658	$ 2,213,811	$ 826,757	$ 2,030,895
Units of Partnership Interest, balance at Dec. 31, 2012	3,078,925.678	7,059,632.492	5,198,875.076	10,343,763.586
Net income (loss)	$ (486,331)	$ (7,733,044)	$ (2,701,002)	$ (1,467,188)	(479,900)	(7,644,502)	(2,668,922)	(1,451,095)	(6,431)	(88,542)	(32,080)	(16,093)
Redemptions	$ (4,857,782)	$ (41,714,292)	$ (18,417,554)	$ (36,469,331)	(4,857,782)	(41,464,280)	(18,317,546)	(36,119,312)		(250,012)	(100,008)	(350,019)
Redemptions (in units)	(648,244.994)	(1,525,996.806)	(1,318,303.688)	(2,190,361.355)
Partners' Capital, balance at Dec. 31, 2013	$ 17,969,072	$ 146,526,745	$ 52,940,916	$ 134,945,871	17,703,845	144,651,488	52,246,247	133,281,088	265,227	1,875,257	694,669	1,664,783
Units of Partnership Interest, balance at Dec. 31, 2013	2,430,680.684	5,533,635.686	3,880,571.388	8,153,402.231
Net income (loss)	$ 1,907,525	$ 13,219,168	$ 704,266	$ 14,437,789	1,885,964	13,077,451	677,750	14,253,756	21,561	141,717	26,516	184,033
Redemptions	$ (6,107,266)	$ (41,863,122)	$ (17,938,795)	$ (40,034,863)	(5,966,722)	(41,159,081)	(17,617,098)	(39,409,151)	(140,544)	(704,041)	(321,697)	(625,712)
Redemptions (in units)	(809,451.717)	(1,628,161.859)	(1,258,760.348)	(2,418,876.856)
Partners' Capital, balance at Dec. 31, 2014	$ 13,769,331	$ 117,882,791	$ 35,706,387	$ 109,348,797	13,623,087	116,569,858	35,306,899	108,125,693	146,244	1,312,933	399,488	1,223,104
Units of Partnership Interest, balance at Dec. 31, 2014	1,621,228.967	3,905,473.827	2,621,811.04	5,734,525.375
Net income (loss)	$ 2,142,217	$ (7,794,865)	$ (5,141,684)	$ (316,579)	2,117,657	(7,708,901)	(5,083,147)	(316,282)	24,560	(85,964)	(58,537)	(297)
Redemptions	$ (2,643,888)	$ (17,234,476)	$ (6,003,819)	$ (18,648,297)	(2,628,888)	(17,077,785)	(5,954,654)	(18,471,604)	(15,000)	(156,691)	(49,165)	(176,693)
Redemptions (in units)	(283,314.561)	(581,296.746)	(493,437.517)	(966,136.869)
Partners' Capital, balance at Dec. 31, 2015	$ 13,267,660	$ 92,853,450	$ 24,560,884	$ 90,383,921	$ 13,111,856	$ 91,783,172	$ 24,269,098	$ 89,337,807	$ 155,804	$ 1,070,278	$ 291,786	$ 1,046,114
Units of Partnership Interest, balance at Dec. 31, 2015	1,337,914.406	3,324,177.081	2,128,373.523	4,768,388.506